Contingent Liabilities and Financial Commitments - Tax Disputes - Additional Information (Details) £ in Millions, R$ in Millions, ₩ in Billions	12 Months Ended
	Dec. 31, 2020 GBP (£) Case	Dec. 31, 2015	Dec. 31, 2020 BRL (R$)	Nov. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Aug. 23, 2019 GBP (£)	Aug. 23, 2019 KRW (₩)	Jul. 25, 2018 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period		5 years
Property, Plant and Equipment
Disclosure Of Commitments And Contingencies [Line Items]
Future minimum lease payments	£ 3				£ 2
Property
Disclosure Of Commitments And Contingencies [Line Items]
Future minimum lease payments	6				£ 10
BRAZIL | Tax Reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	250		R$ 1,778
Netherlands | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	1,220
Bangladesh | Tax Reassessment | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount								£ 154
EGYPT | Tax Reassessment | British American Tobacco Egypt LLC
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	£ 122
Number of ongoing civil cases | Case	2
South Korea | Tax Reassessment | BAT Korea
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount							₩ 6.7		£ 54	₩ 80.7
South Korea | Tax Reassessment | BAT Korea | VAT
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount						£ 5
TURKEY | Tax Assessment | BAT Tutun
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount				£ 100